Related Party Transactions - Transactions with Golar Partners and Subsidiaries Footnotes (Details) $ in Thousands		1 Months Ended		9 Months Ended
	Aug. 15, 2017 USD ($) train	May 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	May 31, 2016 USD ($)
Related Party Transaction [Line Items]
Due from (to) related party				$ 4,595		$ 3,353
Golar LNG Partners
Related Party Transaction [Line Items]
Related party transaction rate				5.00%
Termination of related party agreement, period of written notice				120 days
Due from (to) related party				$ (174,485)		(131,045)
Additional amount, percent per annum of Deferred Purchase Price		5.00%
Golar LNG Partners | Golar Hilli LLC | Purchase and Sale Agreement
Related Party Transaction [Line Items]
Disposal interest, equivalent percentage	50.00%
Number of liquefaction trains contracted | train	2
Total number of liquefaction trains | train	4
Liquefaction trains, contractual term	8 years
Sale price for disposal interests	$ 658,000
Golar LNG Partners | Golar LNG Partners Credit Facility | Line of Credit
Related Party Transaction [Line Items]
Proceeds from long-term debt from related parties			$ 30,000
Short-term credit facility repayment period			60 days
Golar LNG Partners | Golar LNG Partners Credit Facility | LIBOR | Line of Credit
Related Party Transaction [Line Items]
Related party transaction rate			5.00%
Golar LNG Partners | Hilli facility | Golar Hilli LLC | Purchase and Sale Agreement | Secured Debt | Minimum
Related Party Transaction [Line Items]
Net lease obligations under financing facility	468,000
Golar LNG Partners | Hilli facility | Golar Hilli LLC | Purchase and Sale Agreement | Secured Debt | Maximum
Related Party Transaction [Line Items]
Net lease obligations under financing facility	$ 480,000
Golar LNG Partners | Charterhire Expenses Golar Grand
Related Party Transaction [Line Items]
Related party expense				14,900	$ 21,900
Golar LNG Partners | Remeasurement Loss Net of Amoritzation for Guarantee Obligation
Related Party Transaction [Line Items]
Related party expense				3,500	4,600
Golar LNG Partners | Deposit payable
Related Party Transaction [Line Items]
Due from (to) related party		$ (107,200)		(177,247)		$ (107,247)	$ (107,200)
Golar LNG Partners | Tundra Letter Agreement, Interest expense on deposits payable
Related Party Transaction [Line Items]
Interest expense, related party				2,100	1,200
Golar LNG Partners | Deposit Received
Related Party Transaction [Line Items]
Related party transaction rate	5.00%
Interest expense, related party				$ 500	$ 0
Related party transaction amount	$ 70,000
Golar LNG Partners | Golar Management
Related Party Transaction [Line Items]
Termination of related party agreement, period of written notice				30 days